NOTE 8 - CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Interest Expense	$ 28,630	$ 18,777	$ 36,434	$ 39,254		$ 43,342	$ 210,419
Thirty Seven Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate During Period								50.00%
Debt Conversion, Converted Instrument, Amount							$ 632,136
Thirty Seven Convertible Notes [Member] | C L N Shares [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							9,861,345
Thirty Seven Convertible Notes [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							9,861,345
Promissory Notes Issued In Fiscal Year 2019 [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount							$ 25,000
Promissory Notes Issued In Fiscal Year 2019 [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					2,500,000
Twenty Two Loan Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate During Period			20.00%			20.00%
Debt Conversion, Converted Instrument, Amount						$ 403,880
Debt Instrument, Face Amount	$ 360,024		$ 360,024			$ 403,880
Debt Instrument, Convertible, Terms of Conversion Feature			The noteholders may elect on maturity, to have transferred to him Bubblr Inc. shares, held by Bubblr CLN Ltd., at the price of $0.90 in full and final settlement of the Company’s obligation to repay the Notes in cash
Twenty Two Loan Notes [Member] | C L N Shares [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			439,998
Twenty Two Loan Notes [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						439,998
Twenty Two Loan Notes Annual [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature						The Lender could elect on maturity, to have transferred to him Bubblr Inc. shares, held by Bubblr CLN Limited at the price of $0.90 in full and final settlement of the Company’s obligation to repay the Loan in cash. During the year ended December 31, 2020, the Company converted the full principal of the 2020 Convertible Notes of $403,880 into 439,998 shares of common stock.
Convertible Loans [Member]
Short-term Debt [Line Items]
Interest Expense			$ 10,561	35,851		$ 39,845	0
Amortization of Debt Discount (Premium)			$ 17,429	$ 0		$ 12,262	$ 0